Segment information - Geographical information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographic information
Revenue arising from contracts with customers	$ 1,581.6	$ 1,019.6	$ 834.6
Net long-lived assets	3,156.4	809.1
Philippines
Disclosure of geographic information
Revenue arising from contracts with customers	286.8	283.5	240.2
Net long-lived assets	86.5	96.4
Germany
Disclosure of geographic information
Revenue arising from contracts with customers	242.0
Net long-lived assets	21.6
United States
Disclosure of geographic information
Revenue arising from contracts with customers	207.7	242.5	165.5
Net long-lived assets	24.1	13.4
Guatemala
Disclosure of geographic information
Revenue arising from contracts with customers	151.7	118.4	71.7
Net long-lived assets	21.9	46.9
Canada
Disclosure of geographic information
Revenue arising from contracts with customers	138.7	16.0	14.9
Net long-lived assets	2,796.4	509.6
El Salvador
Disclosure of geographic information
Revenue arising from contracts with customers	111.0	91.4	101.1
Net long-lived assets	79.5	23.0
Bulgaria
Disclosure of geographic information
Revenue arising from contracts with customers	104.0	89.5	75.5
Net long-lived assets	35.8	37.1
Ireland
Disclosure of geographic information
Revenue arising from contracts with customers	92.3	94.1	107.5
Net long-lived assets	44.0	51.9
Spain
Disclosure of geographic information
Revenue arising from contracts with customers	81.5
India
Disclosure of geographic information
Revenue arising from contracts with customers	46.4	42.4	28.1
Net long-lived assets	19.1	17.8
Romania
Disclosure of geographic information
Revenue arising from contracts with customers	43.5	38.7	29.5
Other
Disclosure of geographic information
Revenue arising from contracts with customers	76.0	3.1	$ 0.6
Net long-lived assets	$ 27.5	$ 13.0